Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

10.    INCOME TAXES

Cayman Islands& BVI

The Company and Ucommune Group are tax-exempted companies incorporated in the Cayman Islands. A subsidiary, Ucommune International Limited, is incorporated in BVI. The foregoing companies are not subject to income tax.

United States (“U.S.”)

Ucommune N.Y. Corp. is incorporated in the U.S. and is subject to the U.S. federal income taxes. According to U.S. tax reform, a flat corporate income tax rate of 21% is effective beginning in 2018.

Hong Kong

Ucommune HK was established in Hong Kong and is subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2 million Hong Kong dollars of profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. No provision for Hong Kong profits tax has been made in the combined and consolidated financial statements as it has no assessable profit for the years ended December 31, 2020 and six months ended June 30, 2021.

Singapore

Ucommune Singapore Pte. Ltd. was established in Singapore and is subject to Singapore corporate income taxes at the rate of 17% for the years ended December 31, 2020 and six months ended June 30, 2021.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions. According to the requirements of Cai Shui [2014] No. 26, enterprises that qualify as encouraged industrial enterprises located in Zhu Hai Heng Qin New Area (“Heng Qin New Area”) are subject to a tax rate of 15%. Shengguang Zhongshuo, as a company located in Heng Qin New Area, is qualified to enjoy the 15% preferential income tax rate.

Enterprises, for which the annual taxable income amount which does not exceed RMB500 in 2017, and the annual taxable income of no more than RMB1,000 in 2018, shall qualify as the small low-profit enterprises, and only 50% of its taxable income shall be subject to enterprise income tax at a reduced tax rate of 20%.

According to Caishui [2019] No. 13, small and low-profit enterprises have updated their preferential tax conditions. The entity should meet the three conditions: 1. The annual taxable income does not exceed RMB 3,000. 2. The number of employees does not exceed 300. 3. The total assets does not exceed RMB 50,000.

For small, low-profit enterprises whose annual taxable income does not exceed RMB1, 000, the preferential income tax rate was 5%; for the annual taxable income exceeding RMB1, 000 but not more than RMB 3,000, the preferential income tax rate was 10%.

	For the six months ended June 30, 2020	For the six months ended June 30, 2021
	RMB	RMB
	(unaudited)	(unaudited)
Current tax expense	1,527	1,524
Deferred tax benefit	(442)	(442)
Total	1,085	1,082

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:

	As of December 31, 2020	As of June 30, 2021
	RMB	RMB
		(unaudited)
Deferred tax assets:
Allowance for doubtful accounts	5,084	7,282
Impairment loss on long-lived assets	27,289	26,654
Impairment loss on long-term investments	16,371	18,045
Accrued Liabilities	10,418	7,054
Deductible temporary difference related to advertising expenses	4,561	4,561
Deferred subsidy income	821	761
Net operating loss carrying forwards	291,750	294,071
Total deferred tax assets	356,294	358,428
Less: valuation allowance	(356,294)	(358,428)
Deferred tax assets, net	—	—

Net change in the valuation allowance of deferred tax assets are summarized as follows:

RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2019	279,516
Additions-change to tax expense	96,599
NOL Reductions/expirations	(19,821)
Balance at December 31, 2020	356,294
Additions-change to tax expense	22,533
NOL Reductions/expirations	(20,399)
Balance at June 30, 2021	358,428

The significant components of deferred taxes liability were as follows:

	As of December 31, 2020	As of June 30, 2021
	RMB	RMB
		(unaudited)
Deferred tax liabilities:
Acquired intangible assets	1,543	1,101

The aggregate NOLs as of June 30, 2021 was RMB 1,733,431 deriving from entities in the PRC, Hong Kong, Singapore and U.S. The aggregate NOLs as of December 31, 2020 was RMB 1,721,775 deriving from entities in the PRC, Hong Kong, Singapore and U.S. The cumulative net operating loss in the PRC can be carried forward for five years, to offset future net profits for income tax purposes. The NOLs will start to expire from 2021 if they are not used. The tax losses in Hong Kong, Singapore and U.S. can be carried forward without an expiration date.

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries may not be used to offset other subsidiaries’ earnings within the Group. Valuation allowance is considered on each individual subsidiary basis. Valuation allowance of RMB 356,294 and RMB358,428 had been established as of December 31, 2020 and June 30, 2021 respectively, in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended December 31, 2020 and six months ended June 30, 2021. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB100 is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion.

Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the six months ended June 30, 2020	For the six months ended June 30, 2021
	RMB	RMB
	(unaudited)	(unaudited)
Loss before provision for income taxes and loss from equity method investments	(188,539)	(282,628)
Income tax expense computed at an applicable tax rate of 25%	(47,135)	(70,657)
Effect of non-deductible expenses	275	39,572
Effect of preferential tax rate	14,818	(850)
Effect of income tax rate difference in other jurisdictions	1,113	10,484
Change in valuation allowance	32,014	22,533
	1,085	1,082

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute subject to the determination by PRC tax authorities.

If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.

17.    INCOME TAXES

Cayman Islands& BVI

The Company and Ucommune Group are tax-exempted companies incorporated in the Cayman Islands. A subsidiary, Ucommune International Limited, is incorporated in BVI. The foregoing companies are not subject to income tax.

United States (“U.S.”)

Ucommune N.Y. Corp. is incorporated in the U.S. and is subject to the U.S. federal income taxes. According to U.S. tax reform, a flat corporate income tax rate of 21% is effective beginning in 2018.

Hong Kong

Ucommune HK was established in Hong Kong and is subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2,000 Hong Kong dollars of profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. No provision for Hong Kong profits tax has been made in the combined and consolidated financial statements as it has no assessable profit for the years ended December 31, 2018, 2019 and 2020.

Singapore

Ucommune Singapore Pte. Ltd. was established in Singapore and is subject to Singapore corporate income taxes at the rate of 17% for the years ended December 31, 2018, 2019 and 2020.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions. According to the requirements of Cai Shui [2014] No. 26, enterprises that qualify as encouraged industrial enterprises located in Zhu Hai Heng Qin New Area (“Heng Qin New Area”) are subject to a tax rate of 15%. Shengguang Zhongshuo, as a company located in Heng Qin New Area, is qualified to enjoy the 15% preferential income tax rate.

Enterprises, for which the annual taxable income amount which does not exceed RMB500 in 2017, and the annual taxable income of no more than RMB1,000 in 2018, shall qualify as the small low-profit enterprises, and only 50% of its taxable income shall be subject to enterprise income tax at a reduced tax rate of 20%.

According to Caishui [2019] No. 13, small and low-profit enterprises have updated their preferential tax conditions. The entity should meet the three conditions: 1. The annual taxable income does not exceed RMB 3,000; 2. The number of employees does not exceed 300; 3. The total assets do not exceed RMB 50,000.

For small, low-profit enterprises whose annual taxable income does not exceed RMB1,000, the preferential income tax rate was 5%; for the annual taxable income exceeding RMB1,000 but not more than RMB 3,000, the preferential income tax rate was 10%.

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expense	2,134	5,756	3,748
Deferred tax benefit	(47)	(884)	(884)
Total	2,087	4,872	2,864

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts	2,126	5,084
Impairment loss on long-lived assets	32,263	27,289
Impairment loss on long-term investments	8,953	16,371
Accrued Liabilities	—	10,418
Deductible temporary difference related to advertising expenses	3,773	4,561
Deferred subsidy income	1,044	821
Net operating loss carrying forwards	231,357	291,750
Total deferred tax assets	279,516	356,294
Less: valuation allowance	(279,516)	(356,294)
Deferred tax assets, net	—	—

Net change in the valuation allowance of deferred tax assets are summarized as follows:

RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2017	81,635
Additions-change to tax expense	77,553
Additions- Acquisition	1,064
Balance at December 31, 2018	160,252
Additions-change to tax expense	119,264
Balance at December 31, 2019	279,516
Additions-change to tax expense	96,599
NOL Reductions/expirations	(19,821)
Balance at December 31, 2020	356,294

The significant components of deferred taxes liability were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax liabilities:
Acquired intangible assets	2,427	1,543

The aggregate NOLs in 2020 was RMB 1,721,775 deriving from entities in the PRC, Hong Kong, Singapore and U.S. The aggregate NOLs in 2019 was RMB 1,508,118 deriving from entities in the PRC, Hong Kong, Singapore and U.S. The cumulative net operating loss in the PRC can be carried forward for five years, to offset future net profits for income tax purposes. The NOLs will start to expire from 2021 if they are not used. The tax losses in Hong Kong, Singapore and U.S. can be carried forward without an expiration date.

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries of the Group may not be used to offset other subsidiaries’ earnings within the Group. Valuation allowance is considered on each individual subsidiary basis. Valuation allowance of RMB160,252, RMB279,516 and RMB356,294 had been provided as of December 31, 2018, 2019 and 2020, respectively, in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended December 31, 2019 and 2020. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB100 is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion.

Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Loss before provision for income taxes and loss from equity method investments	(442,120)	(800,253)	(504,441)
Income tax expense computed at an applicable tax rate of 25%	(110,530)	(200,063)	(126,110)
Effect of non-deductible items	5,736	1,075	9,213
Effect of preferential tax rate	16,421	43,826	16,042
Effect of income tax rate difference in other jurisdictions	3,663	40,770	9,243
Effect of change in tax rate	9,244	—	(2,123)
Change in valuation allowance	77,553	119,264	96,599
Total	2,087	4,872	2,864

If the Group did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2018, 2019 and 2020, the increase in income tax expenses and net loss per share amounts would be as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Increase in income tax expenses	1,208	5,299	1,764
Net loss per share-basic and diluted	(9.94)	(15.91)	(7.53)

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute subject to the determination by PRC tax authorities.

If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.